EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earningsloss Per Share
EARNINGS/(LOSS) PER SHARE

9.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted loss per share is calculated by dividing the profit/(loss) attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net earnings/(loss) per share for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	24,336	(48,152)	(24,623)	(3,570)

Weighted average number of ordinary shares in issue during the year	31,308,653	40,720,246	40,948,082	40,948,082

Weighted average number of ordinary shares for basic earnings per share*	6,261,731	8,144,050	8,189,617	8,189,617

Earnings/(loss) per share:
Basic earnings/(loss) per share	3.89	(5.91)	(3.00)	(0.44)

*	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.

The Company did not have any potential diluted shares for the year ended December 31, 2020. For the years ended December 31, 2021 and 2022, the effects of the outstanding warrants and share options were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted earnings/(loss) per share amounts are the same as the basic earnings/(loss) per share amounts for the periods presented.